SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

3.                       SHORT-TERM INVESTMENT

The Company held two structured time deposits, categorized as held-to-maturity short-term investments on both December 31, 2011 and 2012. The two deposits held at December 31, 2012 will mature on January 17 and June 28, 2013 respectively. The interest rates on the deposits were fixed at 4.95% and 5.10%, respectively.